Revenues from Contracts with Customers - Summary of Revenues from Contracts with Customers, and Other Sources of Revenue (Detail) - JPY (¥) ¥ in Millions	3 Months Ended		6 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Revenue From Contract With Customers [Line Items]
Revenues from contracts with customers	¥ 301,299	¥ 249,114	¥ 595,111	¥ 505,743
Other revenues	331,422	297,983	646,423	578,995
Total revenues	¥ 632,721	¥ 547,097	¥ 1,241,534	¥ 1,084,738